Related parties - Transactions with ING's main subsidiairies, associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Assets	€ 933,891	€ 888,520	€ 884,603
Liabilities	881,250	836,631
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Assets	100	96
Liabilities	239	97
Off-balance sheet commitments	10	29
Income received	14	11
Subsidiaries [member] | ING Bank N.V. [member]
Disclosure of subsidiaries [line items]
Assets	45,625	44,242
Liabilities	134	163
Income received	1,122	1,103
Expenses paid	9	9
Joint ventures [member]
Disclosure of subsidiaries [line items]
Assets		0
Liabilities	€ 1	6
Off-balance sheet commitments		€ 0